LEASES (Tables)	3 Months Ended
Mar. 31, 2025
Lease [Abstract]
Summary of Carrying Amounts of The Right-of-use Assets and Movements
The carrying amounts of the Company’s right-of-use assets and the movements for the three months ended March 31, 2025 are as follows:

2025
US$’000

Right-of-use assets at January 1, 2025	101,932
Additions	6,703
Impairment	(970)
Exchange realignment	2,346
Depreciation of right-of-use assets	(2,787)
Right-of-use assets at March 31, 2025	107,224

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term	The balance of the Company’s lease liabilities and the movements for the three months ended March 31, 2025 are as follows:

2025
US$’000

Carrying amount at January 1, 2025	49,407
Additions	6,435
Accretion of interest recognized during the period	499
Payments	(1,276)
Exchange realignment	2,000
Carrying amount at March 31, 2025	57,065
Analyzed into:
Current portion	5,341
Non-current portion	51,724
Carrying amount at March 31, 2025	57,065